Events after the reporting period	12 Months Ended
Aug. 31, 2020
Events After Reporting Period
Events after the reporting period	27. Events after the reporting period

Subsequent to year end, $1,100,000 of Tranche A Convertible Debentures (Note 24) were converted by the Holders into 1,832,418 common shares of the Company.